                                                          OMB APPROVAL
                                                 OMB Number: 3235-0578
                                                 Expires: February 28, 2006
                                                 Estimated average burden hours
                                                 per response........20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09025

                               New Covenant Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          200 East Twelfth Street, Jeffersonville, IN       47130
--------------------------------------------------------------------------------
            (Address of principal executive offices)      (Zip code)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

NEW COVENANT FUNDS
GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

          SHARES
            OR
         PRINCIPAL                        SECURITY
          AMOUNT                         DESCRIPTION                                     VALUE
          ------                         -----------                                     -----
COMMON STOCKS (97.9%):
Advertising (0.8%):
                       5,500   Daktronics (b) (L)                                    $      134,475
                     298,500   Interpublic Group of Cos., Inc. (b)                        3,161,115
                      38,200   Omnicom Group, Inc.                                        2,790,892
                                                                                     --------------
                                                                                          6,086,482
                                                                                     --------------
Aerospace (0.2%):
                      44,300   Rockwell Collins, Inc.                                     1,645,302
Automotive (1.8%):
                       5,500   Bayerische Motoren Werke AG                                  226,448
                      16,400   DaimlerChrysler AG                                           675,226
                     128,000   Dana Corp.                                                 2,264,319
                     143,200   Delphi Automotive Systems                                  1,330,328
                      31,900   General Motors Corp. (L)                                   1,355,112
                      29,800   Genuine Parts Co.                                          1,143,724
                     103,500   Honda Motor Co. Ltd. (L)                                   2,521,259
                     111,000   Mitsubishi Motors Corp. (b) (L)                              115,819
                      65,000   Nissan Motors (L)                                            707,708
                       4,500   Renault SA (L)                                               368,036
                       5,700   Reynolds & Reynolds Co.                                      140,619
                       5,200   Scania AB - B Shares                                         176,067
                      37,000   Suzuki Motor Corp. (L)                                       605,281
                       9,600   Tenneco Automotive, Inc. (b)                                 125,760
                      14,000   Toyota Motor Co. (L)                                         536,043
                      73,500   TRW Automotive Holdings Corp. (b)                          1,385,475
                      50,000   Visteon Corp. (L)                                            399,500
                       2,700   Winnebago Industries, Inc. (L)                                93,528
                                                                                     --------------
                                                                                         14,170,252
                                                                                     --------------
Banking (7.1%):
                      51,883   ABN AMRO Holdings NV                                       1,178,584
                      21,020   Australia and New Zeland Banking Group Ltd.                  289,595
                      72,700   Banco Bilbao Vizcaya (L)                                   1,000,451
                     260,880   Bank of America Corp.                                     11,303,931
                      20,300   Banque Nationale de Paris                                  1,311,055
                      16,500   Barclays Plc                                                 158,245
                      17,300   Bayerische Vereins Ag (b)                                    330,464
                      28,720   Cathay Bancorp, Inc. (b) (L)                               1,068,097
                       7,800   Central Pacific Financial Corp. (L)                          214,656
                     105,500   Comerica, Inc.                                             6,261,425
                      13,848   Credit Suisse Group                                          441,934
                      53,800   Credito Italiano (L)                                         271,288
                       3,100   Deutsche Bank AG (L)                                         222,349
                      33,000   DNB NOR ASA (L)                                              261,049
                       2,000   First Citizens Bancshares, Inc.,                             236,000
                               Class A (L)

                       6,700   Flagstar Bancorp, Inc. (L)                                   142,576
                      17,500   ForeningsSparbanken AB                                       364,173
                      10,150   Fremont General Corp. (L)                                    234,973
                      23,300   Golden West Financial Corp.                                2,585,135
                      12,700   GreenPoint Financial Corp.                                   589,407
                      13,700   Hang Seng Bank                                               182,712
                      39,000   Hibernia Corp.                                             1,029,990
                      20,692   Holderbank Financiere Glarus                               1,091,189
                      47,600   HSBC Holdings Plc                                            755,400
                       3,800   Hudson United Bancorp                                        140,030
                      56,900   Huntington Bancshares, Inc.                                1,417,379
                       3,900   Irwin Financial Corp. (L)                                    100,698
                     112,306   J.P. Morgan Chase & Co.                                    4,461,917
                      73,300   KeyCorp                                                    2,316,280
                      20,100   Lloyds TSB Group Plc                                         156,945
                      26,700   MBT Financial Corp. (L)                                      524,121
                          49   Mitsubishi Tokyo Financial Group, Inc.                       408,574
                          32   Mizuho Financial Group, Inc.                                 120,201
                       6,424   National Australia Bank Ltd.                                 125,544
                       4,500   National Bank of Canada (L)                                  155,991
                      54,200   National City Corp.                                        2,093,204
                      10,000   Oriental Financial Group (L)                                 270,600
                       2,500   Peoples Bancorp, Inc. (L)                                     65,800
                      11,200   R & G Finanical Corp. (L)                                    432,880
                      47,869   Regions Financial Corp.                                    1,582,549
                      35,500   Royal Bank of Scotland Group Plc                           1,025,254
                       2,600   Societe Generale (L)                                         230,080
                           1   Southside Bancshares                                              20
                      31,200   Standard Chartered Plc                                       535,503
                      17,400   State Street Corp.                                           743,154
                          77   Sumitomo Mitsui Financial Group (L)                          440,140
                      26,600   SunTrust Banks, Inc.                                       1,872,906
                      43,610   Texas Capital Banc (b) (L)                                   791,522
                      13,600   TriCo Bancshares (L)                                         284,512
                     133,500   U.S. Bancorp                                               3,858,150
                         120   UFJ Holdings, Inc. (L)                                       525,881
                      12,300   Wells Fargo & Co.                                            733,449
                       4,431   Wesbanco, Inc. (L)                                           128,853
                       7,850   Westamerica Bancorp.                                         430,887
                       1,800   WFS Financial (b)                                             83,790
                                                                                     --------------
                                                                                         57,581,492
                                                                                     --------------
Broadcasting and Media (3.3%):
                       5,500   4Kids Entertainment, Inc. (b) (L)                            111,100
                      22,800   Clear Channel Communications, Inc.                           710,676
                      87,972   Comcast Corp. New CL A (b)                                 2,484,329
                       8,100   Comcast Corp. Spl A (b)                                      226,152
                      17,300   Cumulus Media, Inc. (b) (L)                                  248,947
                     110,000   Directv Group, Inc. (b)                                    1,934,900
                      37,000   Fox Entertainment Group, Inc. (b)                          1,026,380
                      45,800   Gannett Co., Inc.                                          3,836,208
                      22,300   Insight Communications Company, Inc. (b) (L)                 196,240
                       8,000   Journal Communications, Inc.                                 140,320
                      17,900   Knology, Inc. (b) (L)                                         74,285
                      25,780   L-3 Communications Holdings, Inc. (L)                      1,727,260

                     422,500   Liberty Media Corp. (b)                                    3,684,200
                      19,103   News Corp, Inc. - Prefered                                   150,549
                     556,950   Time Warner, Inc. (b)                                      8,989,174
                      37,470   Viacom, Inc. - Cl. B                                       1,257,493
                       6,450   World Wrestling Entertainment, Inc. (L)                       78,819
                                                                                     --------------
                                                                                         26,877,032
                                                                                     --------------
Chemicals (1.2%):
                      24,700   Air Products & Chemical, Inc.                              1,343,186
                       3,700   Albemarle Corp.                                              129,833
                      12,100   Cabot Corp.                                                  466,697
                      45,240   Dow Chemical Co.                                           2,043,943
                      22,100   Du Pont (E.I.) De Nemours                                    945,880
                      36,780   Lyondell Chemical Co.                                        826,079
                       4,800   Nitto Denko Corp. (L)                                        220,805
                       3,900   Norsk Hydro ASA                                              283,889
                      34,400   PPG Industries, Inc.                                       2,108,032
                      15,530   Rohm & Haas Co.                                              667,324
                       7,800   Schulman (A.), Inc.                                          171,912
                      47,000   Sumitomo Chemical Co. (L)                                    222,601
                       2,032   Syngenta AG                                                  193,648
                       6,500   Takeda Chemical Industries (L)                               294,878
                                                                                     --------------
                                                                                          9,918,707
                                                                                     --------------
Commercial Services (1.9%):
                      10,249   Aaron Rents, Inc. (L)                                        223,018
                     124,400   Accenture Ltd. (b)                                         3,365,020
                      31,720   Alliance Data Systems Corp. (b)                            1,286,563
                      18,700   Checkpoint Systems, Inc. (b)                                 291,159
                      13,100   Convergys Corp. (b)                                          175,933
                      22,000   Corillian Corp. (b)                                          101,420
                       4,600   Geo Group, Inc. (b) (L)                                       94,070
                      10,300   Gevity HR, Inc. (L)                                          158,414
                       4,800   Global Imaging Systems, Inc. (b) (L)                         149,184
                      38,750   Global Payments, Inc. (L)                                  2,075,063
                       7,300   Ikon Office Solutions, Inc.                                   87,746
                      21,850   Iron Mountain, Inc. (b)                                      739,623
                      16,700   John H. Harland Co. (L)                                      523,545
                      37,510   Korn/Ferry International (b) (L)                             683,807
                      10,900   Maximus, Inc. (b)                                            314,029
                       9,700   PDI, Inc. (b)                                                261,803
                      40,200   Pitney Bowes, Inc.                                         1,772,820
                      28,600   Rent-Way, Inc. (b) (L)                                       195,910
                      37,800   TNS, Inc. (b) (L)                                            733,320
                      22,600   W.W. Grainger, Inc.                                        1,302,890
                       3,300   Watson Wyatt & Co. (L)                                        86,790
                      68,600   Xerox Corp. (b)                                              965,888
                                                                                     --------------
                                                                                         15,588,015
                                                                                     --------------
Computer Services and Software (6.8%):
                      66,315   Activision, Inc. (b)                                         919,789
                      39,170   Adobe Systems, Inc.                                        1,937,740
                       2,250   ANSYS, Inc. (b) (L)                                          111,893
                      23,270   Automatic Data Processing, Inc.                              961,516
                      16,180   Avid Technology, Inc. (b)                                    758,357
                     499,580   Cisco Systems, Inc. (b)                                    9,042,398
                       2,700   Dassault Systemes SA                                         126,155

                     153,100   Dell, Inc. (b)                                             5,450,360
                      18,500   DST Systems, Inc. (b)                                        822,695
                      12,700   Epicor Software Corp. (b) (L)                                152,781
                      49,900   Gartner Group, Inc. (b) (L)                                  583,331
                     101,500   Hewlett Packard Co.                                        1,903,125
                       9,600   Hyperion Solutions Corp. (b) (L)                             326,304
                         600   Infosys Technologies Ltd. (L)                                 33,960
                     117,740   International Business Machines Corp.                     10,095,027
                      13,100   Intervoice, Inc. (b) (L)                                     141,087
                       8,400   Komag, Inc. (b) (L)                                          116,760
                       7,740   Lexmark International, Inc. (b)                              650,237
                     506,900   Microsoft Corp.                                           14,015,784
                       4,500   Microstrategy, Inc. (b) (L)                                  184,905
                     205,200   Oracle Corp. (b)                                           2,314,656
                       7,500   Progress Software Corp. (b)                                  149,250
                       3,800   Renanissance Learning, Inc. (L)                               82,346
                      42,750   RSA Security, Inc. (b) (L)                                   825,075
                       1,700   SAP AG (L)                                                   264,981
                     115,980   Sonicwall, Inc. (b) (L)                                      784,025
                       3,475   SS&C Technologies, Inc.                                       67,867
                       7,400   Sybase, Inc. (b)                                             102,046
                       5,500   Transaction Systems Architects, Inc. (b)                     102,218
                       8,000   Tyler Technologies, Inc. (b) (L)                              70,720
                      38,700   United Online, Inc. (b) (L)                                  372,294
                      87,480   Wind River Systems, Inc. (b)                               1,067,256
                                                                                     --------------
                                                                                         54,536,938
                                                                                     --------------
Construction and Building Materials (1.5%):
                      26,600   Bouygues SA (L)                                              997,723
                       6,700   Brookfield Homes Corp.                                       176,545
                      33,000   Centex Corp.                                               1,665,180
                      14,181   CRH Plc                                                      336,405
                      42,350   D. R. Horton, Inc.                                         1,402,209
                      37,920   Dycom (b)                                                  1,076,549
                       4,600   Eagle Materials (L)                                          327,980
                      35,380   Hughes Supply, Inc.                                        1,063,877
                      47,900   Lennar Corp. Class A                                       2,280,039
                       2,200   Quanex Corp. (L)                                             112,816
                       8,433   Rinker Group Ltd                                              52,716
                       2,700   Ryland Group, Inc.                                           250,182
                      41,000   Sekisui House Ltd. (L)                                       391,344
                      25,400   Standard-Pacific Corp.                                     1,431,798
                      19,100   The Stanley Works                                            812,323
                                                                                     --------------
                                                                                         12,377,686
                                                                                     --------------
Consumer Products (4.4%):
                      22,100   Amcor Ltd.                                                   114,938
                       3,900   Bandag, Inc. (L)                                             170,820
                      21,900   Colgate-Palmolive Co.                                        989,442
                      39,340   Estee Lauder Co., Inc. (The) - Class A                     1,644,412
                      29,910   Fossil, Inc. (b)                                             925,415
                       2,900   Genlyte Group (b)                                            186,731
                     152,580   Gillette Co.                                               6,368,689
                      11,800   HNI Corp.                                                    467,044
                      24,400   Industria de Diseno Textil, SA (L)                           603,066
                       4,000   K-Swiss, Inc. (L)                                             77,000

                       6,400   Kenneth Cole Productions, Inc. (L)                           180,096
                      77,600   Kimberly-Clark Corp.                                       5,012,184
                       4,200   L'OREAL SA (L)                                               275,165
                     194,000   Li & Fung Ltd.                                               278,634
                       2,900   Michelin (L)                                                 147,386
                       6,200   Multimedia Games, Inc. (b) (L)                                96,100
                       5,300   Nautilus Group, Inc. (L)                                     119,727
                      45,180   Nike, Inc. Class B                                         3,560,184
                      14,000   Nikon Corp. (L)                                              131,851
                       2,700   Nintendo Co. (L)                                             330,227
                       6,100   Nu Skin Enterprises, Inc.                                    143,411
                      23,900   Polaris Industries, Inc. (L)                               1,334,098
                     145,300   Procter & Gamble Co.                                       7,863,636
                      30,500   Rayovac Corp. (b) (L)                                        803,675
                       6,000   Reckitt & Colman                                             147,008
                      43,980   Sherwin-Williams Co.                                       1,933,361
                       2,300   Stanley Furniture Co., Inc. (L)                              101,200
                      16,400   Stewart Enterprises, Inc., Class A (b)                       113,980
                      12,900   Timberland Co., Class A (b)                                  732,720
                       3,300   Toro Co. (L)                                                 225,390
                       3,200   Uni-Charm (L)                                                158,527
                       3,500   Unilever Plc (L)                                             201,353
                      10,700   Wolseley Plc                                                 182,682
                       2,900   York International Corp.                                      91,611
                                                                                     --------------
                                                                                         35,711,763
                                                                                     --------------
Diversified Operations (5.1%):
                      74,380   3M Co.                                                     5,948,169
                       6,000   Acuity Brands, Inc. (L)                                      142,620
                      13,800   Bombardier Class B (b) (L)                                    31,732
                      49,100   Brambles Industries Ltd. (L)                                 251,804
                     129,400   Cendant Corp.                                              2,795,040
                      59,900   Centrica Plc                                                 272,064
                      42,800   Crane Co.                                                  1,237,776
                     127,428   First Data Corp.                                           5,543,118
                     350,300   General Electric Co.                                      11,763,073
                      14,770   Harsco Corp.                                                 663,173
                      68,050   Jacuzzi Brands, Inc. (b)                                     632,865
                      26,000   Mitsubishi Corp. (L)                                         280,960
                      27,800   Rentokil Initial Plc                                          75,710
                      43,800   Smiths Industries Plc                                        588,096
                      85,500   SPX Corp. (L)                                              3,026,700
                      20,900   Swire Pacific Ltd.                                           145,399
                     101,500   Thermo Electron Corp. (b)                                  2,742,530
                     150,790   Tyco International Ltd.                                    4,623,221
                       4,900   Wesfarmers Ltd.                                              113,578
                                                                                     --------------
                                                                                         40,877,628
                                                                                     --------------
Electronics (3.2%):
                       3,500   Advantest Corp. (L)                                          208,003
                     117,800   Altera Corp. (b)                                           2,305,346
                      22,200   Ameren Corp.                                               1,024,530
                      32,900   Amphenol Corp. - Class A (b)                               1,127,154
                      97,000   Applied Materials, Inc. (b)                                1,599,530
                      70,500   Aquila, Inc. (b)                                             219,960
                      12,600   Asm Lithography Holding NV (b)                               162,126
                       3,800   Bei Technologies, Inc. (L)                                   104,120
                       3,400   Bel Fuse, Inc., Class B (L)                                  112,472
                      26,700   Benchmark Electronics, Inc. (b)                              795,660

                      21,000   Cirrus Logic, Inc. (b) (L)                                   100,170
                      12,100   Cree Research, Inc. (b) (L)                                  369,413
                      26,330   Cymer, Inc. (b) (L)                                          754,618
                      14,350   Diodes, Inc. (b) (L)                                         369,656
                      61,800   Emerson Electric Co.                                       3,824,801
                      26,300   Fairchild Semiconductor International, Inc. (b)              372,671
                       5,800   Fanuc Co Ltd. (L)                                            305,222
                      27,000   Furukawa Electric Co. Ltd. (b) (L)                           105,830
                       3,000   Hirose Electric Co. Ltd. (L)                                 273,556
                      19,550   Hon Hai Precision Industry Co. Ltd.                          134,668
                      10,500   Hubbell, Inc., Class B                                       470,715
                      17,800   Infineon Technologies AG (b)                                 181,724
                         800   Keyence Corp.                                                168,253
                      14,360   KLA-Tencor Corp. (b)                                         595,653
                      24,000   Konica Corp. (L)                                             328,159
                       6,100   Koninklijke Philips Electronics NV                           139,705
                       2,000   Kyocera Corp. (L)                                            140,634
                      33,300   MEMC Electronic Materials, Inc. (b)                          282,384
                      21,600   Microchip Technology, Inc.                                   579,744
                       4,300   MTS Systems Corp. (L)                                         91,375
                       3,700   Murata Manufacturing Co. Ltd. (L)                            177,925
                      77,100   National Semiconductor Corp. (b)                           1,194,279
                     114,000   NEC Corp. (L)                                                681,631
                         300   NEC Electronics Corp. (L)                                     15,325
                       2,300   Netlogic Microsystems, Inc. (b) (L)                           15,157
                       7,300   Omron Corp. (L)                                              161,280
                      81,300   On Semiconductor Corp. (b) (L)                               254,469
                       2,700   Rohm Co. Ltd. (L)                                            271,433
                       5,074   Samsung Electornics - GDR                                  1,004,652
                      37,660   Semtech Corp. (b) (L)                                        721,942
                       5,400   Siliconix, Inc. (b) (L)                                      193,482
                       8,200   Sony Corp. (L)                                               279,744
                      11,500   STMicroelectronics NV (L)                                    198,248
                      62,890   Taiwan Semiconductor ADR                                     449,035
                      22,100   Tektronix, Inc.                                              734,825
                      10,800   Tokyo Electron Ltd. (L)                                      526,208
                      38,635   Trimble Navigation Ltd. (b)                                1,220,866
                      16,000   Venture Corp. Ltd.                                           156,807
                                                                                     --------------
                                                                                         25,505,160
                                                                                     --------------
Energy (2.3%):
                      66,600   American Electric Power Co., Inc.                          2,128,536
                      15,600   Atmos Energy Corp. (L)                                       392,964
                      61,900   Centerpoint Energy, Inc.                                     641,284
                      14,900   Cleco Corp. (L)                                              256,876
                      25,600   Edison International                                         678,656
                     384,000   El Paso Corp.                                              3,528,960
                       6,400   Energy Partners Ltd. (b) (L)                                 104,192
                     118,074   Exelon Corp.                                               4,332,136
                      24,700   Great Plains Energy, Inc. (L)                                720,005
                       8,200   Iberdrola SA                                                 170,079
                      17,100   Kansai Electric Power, Inc. (L)                              301,459
                      30,900   MDU Resources Group, Inc.                                    813,597
                      18,900   Oklahoma Gas & Electric Co.                                  476,847
                      25,900   Pepco Holdings, Inc.                                         515,410
                      24,900   Public Service Enterprise Group, Inc.                      1,060,740

                      49,900   Sierra Pacific Resources (b) (L)                             446,605
                      58,000   Tokyo Gas Ltd. (L)                                           205,761
                      18,800   UGI Corp.                                                    700,488
                       4,600   Veba AG                                                      338,507
                       4,100   Westar Energy, Inc.                                           82,820
                      57,700   Xcel Energy, Inc. (L)                                        999,364
                                                                                     --------------
                                                                                         18,895,286
                                                                                     --------------
Entertainment and Leisure (0.2%):
                      25,000   Carnival Corp.                                             1,182,250
                      25,200   Regal Entertainment Group (L)                                481,320
                                                                                     --------------
                                                                                          1,663,570
                                                                                     --------------
Financial Services (8.7%):
                         600   Advanta, Class B (L)                                          14,514
                       1,840   AIFUL Corp. (L)                                              180,469
                      44,500   Ambac Financial Group, Inc.                                3,557,775
                       8,700   American Capital Strategies (L)                              272,658
                       7,050   American Home Mortgage Investment Corp. (L)                  197,048
                       6,210   Bay View Capital Corp. (L)                                   102,217
                      35,200   BISYS Group, Inc. (b) (c)                                    514,272
                      45,100   Capital One Financial Corp.                                3,332,890
                      26,700   Charter Municipal Mortgage Acceptance (L)                    587,133
                       4,730   Chicago Mercantile Exchange (L)                              762,949
                      21,900   Cit Group, Inc.                                              818,841
                     304,776   Citigroup, Inc.                                           13,446,716
                       5,200   Coinstar, Inc. (b) (L)                                       121,160
                       7,000   CompuCredit Corp. (b)                                        130,340
                     200,298   Countrywide Credit Industries, Inc.                        7,889,738
                       5,373   Deutsche Boerse AG                                           271,936
                       5,900   Efunds Corp. (b) (L)                                         109,681
                      39,400   Equifax, Inc.                                              1,038,584
                     126,000   Federal Home Loan Mortgage Corp.                           8,220,240
                      93,400   Federal National Mortgage Association                      5,921,560
                      11,736   Fidelity National Financial, Inc.                            447,142
                      26,300   Friedman, Billings, Ramsey Group, Inc. (L)                   502,330
                      23,700   Goldman Sachs Group, Inc.                                  2,209,788
                      38,700   HBOS Plc                                                     522,420
                      28,279   ING Groep NV                                                 713,690
                       4,000   Jackson Hewitt Tax Service, Inc. (L)                          80,920
                      59,900   MBIA, Inc.                                                 3,486,779
                      57,700   MBNA Corp.                                                 1,454,040
                      74,200   Merrill Lynch & Co.                                        3,689,224
                       9,460   MGIC Investment Corp.                                        629,563
                      85,500   Morgan Stanley Dean Witter & Co.                           4,215,150
                       3,342   Muenchener Rueckver                                          320,854
                      40,000   Nikko Securities Co., Ltd. (L)                               162,228
                       5,450   Novastar Financial, Inc. (L)                                 237,620
                       6,500   ORIX Corp.                                                   666,425
                      28,000   PNC Financial Services Group                               1,514,800
                       8,305   UBS AG                                                       584,616
                       6,400   World Acceptance Corp. (b) (L)                               148,800
                                                                                     --------------
                                                                                         69,077,110
                                                                                     --------------
Food and Beverages (3.0%):

                      33,700   Aramark Corp.                                                813,518
                       3,800   Carrefour SA (L)                                             178,731
                     177,260   Coca-Cola Co.                                              7,099,263
                      35,700   Compass Group Plc                                            142,445
                       5,600   Groupe Danone (L)                                            440,264
                      25,600   Hormel Foods Corp.                                           685,568
                       9,700   Koninklijke Numico NV (b)                                    308,895
                       5,450   Nash Finch Co. (L)                                           171,403
                       4,284   Nestle SA                                                    981,200
                      67,500   Pepsi Bottling Group, Inc.                                 1,832,625
                      15,100   PepsiAmericas, Inc.                                          288,410
                     143,400   PepsiCo, Inc.                                              6,976,410
                      26,200   Ruddick Corp.                                                514,568
                     101,500   Safeway, Inc. (b)                                          1,959,965
                      42,100   SUPERVALU, Inc.                                            1,159,855
                      62,400   Unilever Plc                                                 507,839
                      18,300   Woolworths Ltd.                                              180,541
                                                                                     --------------
                                                                                         24,241,500
                                                                                     --------------
Forest and Paper Products (1.6%):
                      15,600   Abitibi-Consolidated, Inc. (L)                                97,997
                     129,850   Georgia Pacific Corp.                                      4,668,108
                      13,900   Glatfelter                                                   172,221
                      38,300   International Paper Co.                                    1,547,703
                       8,200   Longview Fibre Co. (L)                                       125,050
                      10,300   Pope & Talbot, Inc.                                          181,280
                      27,000   Sumitomo Forestry (L)                                        252,080
                      28,900   Temple-Inland, Inc.                                        1,940,635
                       6,100   Upm-Kymmene Oyj                                              116,143
                      19,900   Wausau-Mosinee Paper Corp. (L)                               331,335
                      55,900   Weyerhaeuser Co.                                           3,716,232
                                                                                     --------------
                                                                                         13,148,784
                                                                                     --------------
Health Services (2.1%):
                      36,500   Aetna, Inc.                                                3,647,444
                       2,700   Amedisys, Inc. (b) (L)                                        80,865
                      16,200   Anthem, Inc. (b)                                           1,413,450
                      21,300   Apria Healthcare Group, Inc. (b)                             580,425
                       3,300   Genesis Healthcare (b)                                       100,353
                      28,850   HCA, Inc.                                                  1,100,628
                      39,900   Humana, Inc. (b)                                             797,202
                      30,940   Lifepoint Hospitals, Inc. (b) (L)                            928,509
                      18,710   McKesson Corp.                                               479,912
                       2,100   Molina Heathcare, Inc. (b) (L)                                74,550
                      20,500   PacifiCare Health Systems, Inc. (b)                          752,350
                       4,100   PolyMedica Corp. (L)                                         126,280
                       5,500   Rehabcare Group, Inc. (b) (L)                                126,665
                     167,400   Schering-Plough Corporation                                3,190,644
                      13,700   Select Medical Corp.                                         183,991
                      24,300   Stryker Corp.                                              1,168,344
                      19,870   Triad Hospitals, Inc. (b)                                    684,323
                      17,000   Wellpoint Health Networks (b)                              1,786,530
                                                                                     --------------
                                                                                         17,222,465
                                                                                     --------------
Hotels and Other Lodging Places  (0.0%):
                       6,800   Accor SA (L)                                                 265,023

Insurance (4.3%):
                      73,370   Aegon NV                                                     790,970
                       4,000   Allianz Ag                                                   401,911

                      66,879   American International Group, Inc.                         4,547,103
                       6,650   Arch Capital Group Ltd. (b) (L)                              258,951
                          58   Berkshire Hathaway, Inc. Class A (b)                       5,025,700
                      49,000   Chubb Corp.                                                3,443,720
                      74,500   CIGNA Corp.                                                5,187,436
                         400   Great West Lifeco, Inc. (L)                                   16,072
                      61,900   Hartford Financial Services Group, Inc.                    3,833,467
                       3,700   Infinity Property & Casualty Corp. (L)                       109,261
                      24,200   Insurance Australia Group Ltd.                                91,152
                          40   Millea Holdings, Inc.                                        515,356
                      61,000   Mitsui Marine And Fire (L)                                   503,098
                      36,800   Old Republic International Corp.                             921,104
                      13,000   Platinum Underwriter Holdings Ltd.                           380,640
                      34,200   Promina Group Ltd.                                           112,221
                      19,800   Prudential Corp., Plc                                        161,410
                      19,884   QBE Insurance Group Ltd. (L)                                 188,679
                      27,100   Reinsurance Group of America, Inc.                         1,116,520
                      13,800   Renaissancere Holdings Ltd. - ADR                            711,804
                       4,000   Selective Insurance Group, Inc. (L)                          148,800
                     115,539   St. Paul Cos., Inc.                                        3,819,719
                       2,050   Stewart Information Services Corp. (L)                        80,770
                      15,851   Swiss Re                                                     912,064
                      19,900   Torchmark Corp.                                            1,058,282
                       2,400   United Fire & Casualty Co. (L)                               137,592
                      19,300   Yasuda F & M Insurance (L)                                   163,555
                                                                                     --------------
                                                                                         34,637,357
                                                                                     --------------
Internet Services (0.5%):
                     106,700   CNET Networks, Inc. (b) (L)                                  976,305
                       3,500   j2 Global Communications, Inc. (b) (L)                       110,565
                       2,000   Softbank Corp.                                                92,728
                      39,270   VeriSign, Inc. (b)                                           780,688
                      16,850   WebEx Communications, Inc. (b) (L)                           367,667
                          12   Yahoo Japan Corp. (b) (L)                                     53,350
                          12   Yahoo Japan Corp.-When Issued (b)                             52,915
                      46,900   Yahoo, Inc. (b)                                            1,590,378
                                                                                     --------------
                                                                                          4,024,596
                                                                                     --------------
Machinery and Equipment (1.1%):
                       3,050   Albany International Corp. Class A                            90,921
                       5,700   Briggs & Stratton Corp.                                      462,840
                      39,700   Caterpillar, Inc.                                          3,193,864
                      37,900   Deere & Co.                                                2,446,444
                      51,850   Graco, Inc.                                                1,736,975
                      10,600   Lincoln Electric Holdings, Inc. (L)                          332,416
                       1,100   Nidec Corp. (L)                                              111,183
                       4,900   Schneider SA (L)                                             316,766
                       3,400   SMC Corp. (L)                                                325,455
                       5,050   Watsco, Inc.                                                 151,652
                                                                                     --------------
                                                                                          9,168,516
                                                                                     --------------
Manufacturing (0.3%):

                      13,100   Assa Abloy AB Class B (L)                                    164,195
                       1,650   NACCO Industries, Inc. (L)                                   142,148
                       8,100   Siemens AG                                                   593,552
                      18,300   Simpson Manufacturing Co., Inc. (L)                        1,156,560
                                                                                     --------------
                                                                                          2,056,455
                                                                                     --------------
Medical Products (5.4%):
                      23,800   Advanced Medical Optics, Inc. (b) (L)                        941,766
                       9,960   Allergan, Inc.                                               722,598
                      56,080   Amgen, Inc. (b)                                            3,178,614
                      21,050   Applera Corp.-Celera Genomics Group (b)                      246,075
                      33,420   Arthrocare Corp. (b) (L)                                     978,872
                      99,500   Baxter International, Inc.                                 3,199,920
                      42,000   Becton, Dickinson & Co.                                    2,171,400
                      17,500   Cerner Corp. (b) (L)                                         757,050
                      12,100   Cooper Cos., Inc.                                            829,455
                      10,700   Diagnostic Products Corp.                                    437,309
                      45,010   Dj Orthopedics, Inc. (b)                                     794,427
                       4,000   Essilor International SA (L)                                 257,094
                      16,500   Exelixis, Inc. (b)                                           132,990
                      49,400   Forest Laboratories, Inc., Class A (b)                     2,222,012
                      22,680   Gen-Probe, Inc. (b)                                          904,252
                      76,700   Genzyme Corp. (b)                                          4,173,247
                       2,200   Hoya Corp.                                                   230,549
                      93,200   Johnson & Johnson, Inc.                                    5,249,955
                       8,600   Kensey Nash Corp. (b) (L)                                    225,234
                      16,000   Kinetic Concepts, Inc. (b)                                   840,800
                      75,500   Laboratory Corp. of America Holdings (b)                   3,300,860
                       4,300   Landauer, Inc.                                               201,799
                       6,400   Medical Action Industries (b) (L)                            106,419
                      97,800   Medtronic, Inc.                                            5,075,820
                       4,300   Mine Safety Appliances                                       175,096
                       7,100   Ocular Sciences, Inc. (b)                                    340,587
                      15,900   Per-Se Technologies, Inc. (b) (L)                            218,148
                      63,000   PerkinElmer, Inc.                                          1,084,860
                      11,200   Respironics, Inc. (b)                                        598,528
                      31,500   Sanofi-Synthelabo SA (L)                                   2,284,783
                      12,900   Seattle Genetics, Inc. (b) (L)                                84,753
                      31,120   Serologicals Corp. (b) (L)                                   726,030
                       2,060   Synthes-Stratec, Inc.                                        224,361
                       9,600   Transkaryotic Therapy (b) (L)                                170,208
                      11,180   Zeneca Group Plc                                             458,227
                                                                                     --------------
                                                                                         43,544,098
                                                                                     --------------
Metals and Mining (0.6%):
                       9,700   Alcan, Inc. (b)                                              463,711
                       8,100   Anglo American Plc                                           194,210
                      23,462   Broken Hill Proprietary Co. Ltd.                             244,044
                         600   Cameco Corp.                                                  47,576
                       2,000   Carpenter Technology Corp.                                    95,480
                       3,500   Century Aluminum Co. (b)                                      97,055
                       5,700   Commercial Metals Co. (L)                                    226,404
                       9,000   Companhia Vale do Rio Doce ADR                               173,250
                       9,000   Companhia Vale do Rio Doce ADR                               202,230

                       7,600   Compass Minerals International,                              168,720
                               Inc.
                       2,700   Freeport-McMoran-Cooper Corp. (b)                            131,139
                       9,900   Inco Ltd. (b)                                                386,595
                      18,880   Kaydon Corp.                                                 543,178
                       8,100   Kennametal, Inc.                                             365,715
                      10,000   Rio Tinto Plc                                                268,899
                       4,900   Schnitzer Steel Industries, Inc. (L)                         158,515
                      27,000   Timken Co.                                                   664,740
                       4,800   Veritas DGC, Inc. (b) (L)                                    109,344
                      55,000   WMC Resources Ltd                                            213,538
                      23,600   Xstrata Plc                                                  387,978
                                                                                     --------------
                                                                                          5,142,321
                                                                                     --------------
Oil and Gas (7.6%):
                      29,340   Airgas, Inc.                                                 706,214
                      36,800   Anadarko Petroleum Corp.                                   2,442,048
                      30,770   Baker Hughes, Inc.                                         1,345,264
                     140,600   BG Plc                                                       943,908
                      29,567   Billiton Plc                                                 311,120
                      14,960   BJ Services Co.                                              784,054
                      18,800   Chesapeake Energy Corp. (L)                                  297,604
                     136,022   Chevrontexaco Corp.                                        7,296,220
                     105,419   ConocoPhillips                                             8,733,964
                       5,400   Denbury Resources, Inc. (b)                                  137,160
                      80,390   Devon Energy Corp.                                         5,708,494
                      23,150   Eni SpA (L)                                                  518,691
                     223,100   Exxon Mobil Corp.                                         10,782,423
                      50,380   Grand Prideco, Inc. (b)                                    1,032,286
                     107,500   Halliburton Co.                                            3,621,675
                       5,600   Houston Exploration Co. (b) (L)                              332,360
                      24,600   Kerr-McGee Corp.                                           1,408,350
                       3,477   L'Air Liquide (L)                                            545,418
                     149,000   Marathon Oil Corp.                                         6,150,720
                      27,100   Occidental Petroleum Corp.                                 1,515,703
                      39,300   Royal Dutch Petroleum (L)                                  2,024,176
                       3,500   Royal Dutch Petroleum - New York Shares - ADR                180,600
                       2,500   Sasol LTD. (b)                                                46,525
                      18,200   Shell Transportation & Trading Co. Plc                       133,547
                      26,700   Statoil ASA (L)                                              382,760
                      10,900   Stone Energy Corp. (b)                                       476,984
                       5,900   Suncor Energy, Inc. (L)                                      188,345
                       7,300   Tesoro Petroleum Corp. (b)                                   215,569
                      35,900   Unocal Corp.                                               1,543,700
                      30,300   Vintage Petroleum, Inc. (L)                                  608,121
                       5,400   YUKOS ADR (L)                                                 86,616
                                                                                     --------------
                                                                                         60,500,619
                                                                                     --------------
Pharmaceuticals (6.6%):
                     153,800   Abbott Laboratories                                        6,514,967
                      17,600   Abgenix, Inc. (b)                                            173,536
                      30,400   Amylin Pharmaceuticals (b)                                   623,808
                      10,700   Ariad Pharmaceuticals (b) (L)                                 71,583
                      42,670   Astrazeneca Plc                                            1,764,192
                      38,650   BioMarin Pharmaceutical, Inc. (b) (L)                        200,594
                       3,000   Bradley Pharmaceuticals, Class A (b) (L)                      61,050


                      31,000   Cardinal Health, Inc.                                      1,356,870
                      27,200   Celgene Corp. (b) (L)                                      1,583,856
                      15,440   Cephalon, Inc. (b) (L)                                       739,576
                       6,200   Connetics Corp. (b) (L)                                      167,524
                      16,500   CV Therapeutics, Inc. (b) (L)                                206,250
                       1,000   Elan Corp. Plc (b)                                            23,400
                      22,400   Eli Lilly & Co.                                            1,345,120
                      13,500   Encysive Pharmaceuticals, Inc. (b) (L)                       121,905
                      15,830   Eon Labs, Inc. (b)                                           343,511
                      97,400   Gilead Sciences, Inc. (b)                                  3,640,811
                       6,100   Glaxosmithkline Plc                                          131,466
                      14,940   Hospira, Inc. (b)                                            457,164
                      26,200   ICOS Corp. (b) (L)                                           632,468
                       5,050   ILEX Oncology, Inc. (b) (L)                                  127,109
                      52,100   Incyte Pharmaceutical, Inc. (b) (L)                          501,723
                     127,300   King Pharmaceuticals, Inc. (b)                             1,519,962
                      14,500   Kosan Biosciences, Inc. (b) (L)                               83,520
                     104,608   Medcohealth Solutions, Inc. (b)                            3,232,387
                      56,650   Merck & Co., Inc.                                          1,869,450
                      20,200   Millennium Pharmaceuticals, Inc. (b)                         276,942
                      12,700   Neurogen Corp. (b) (L)                                        82,042
                      33,424   Novartis AG                                                1,557,842
                       4,100   Novo-Nordisk AS (b)                                          224,448
                      23,950   NPS Pharmaceuticals, Inc. (b) (L)                            521,631
                      46,300   Perrigo Co.                                                  951,465
                     459,095   Pfizer, Inc.                                              14,048,306
                      43,100   Regeneron Pharmaceuticals, Inc. (b) (L)                      374,108
                       2,940   Roche Holding AG                                             303,724
                      38,339   Salix Pharmaceuticals, Inc. (b) (L)                          825,055
                      21,900   Sankyo Co. (L)                                               462,977
                         667   Sanofi-Aventis                                                48,214
                      15,190   Sepracor, Inc. (b)                                           740,968
                         307   Serono SA-B (L)                                              189,555
                      31,000   Shionogi & Co. (L)                                           444,123
                       3,400   UCB SA (L)                                                   181,031
                      82,000   Watson Pharmaceutical, Inc. (b)                            2,415,720
                      47,000   Wyeth                                                      1,757,800
                       5,000   Yamanouchi Pharmaceutical Co. Ltd. (L)                       161,503
                      20,050   Zymogenetics, Inc. (b) (L)                                   349,672
                                                                                     --------------
                                                                                         53,410,928
                                                                                     --------------
Printing and Publishing (0.3%):
                       3,000   Dai Nippon Printing Co. Ltd. (L)                              40,122
                      53,700   Pearson Plc                                                  574,290
                       9,700   Reed Elsevier NV                                             124,932
                      43,400   Reed International Plc                                       380,892
                      12,000   Thomson Corp.                                                416,279
                      11,500   Thomson Corp. (L)                                            398,827
                       8,315   VNU NV                                                       213,774
                                                                                     --------------
                                                                                          2,149,116
                                                                                     --------------
Real Estate (1.3%):
                     171,000   Amoy Properties Ltd. (L)                                     252,178
                      20,600   Anthracite Capital, Inc. (L)                                 229,072
                       8,100   Bedford Property Investors, Inc. (L)                         245,754

                      25,000   Boston Properties, Inc.                                    1,384,750
                       8,100   CB Richard Ellis Group, Inc. (b)                             187,110
                      16,000   Cheung Kong Holdings Ltd.                                    136,957
                         300   Daito Trust Construction Co. Ltd                              12,140
                      49,800   General Growth Properties, Inc.                            1,543,801
                       7,800   HRPT Properties Trust                                         85,722
                      10,000   IMPAC Mortgage Holdings (b) (L)                              263,000
                      34,190   IndyMac Mortgage Holdings, Inc.                            1,237,678
                      24,800   iStar Financial, Inc.                                      1,022,504
                       8,900   Mission West Properties (L)                                   92,115
                      68,000   Mitsubishi Estate Co. (L)                                    709,522
                      26,000   Mitsui Fudosan (L)                                           270,344
                      28,500   Omega Healthcare Investors, Inc.                             306,660
                      24,700   Pulte Homes, Inc.                                          1,515,839
                       4,600   Redwood Trust, Inc.                                          287,132
                       5,900   Sovran Self Storage, Inc.                                    231,162
                      16,000   Sun Hung Kai Properties (L)                                  150,807
                       3,300   Thornburg Mortgage Asset Corp. (L)                            95,733
                                                                                     --------------
                                                                                         10,259,980
                                                                                     --------------
Restaurants (1.1%):
                      12,025   CEC Entertainment, Inc. (b)                                  441,919
                      21,170   Darden Restaurants, Inc.                                     493,684
                       6,100   Dave & Buster's, Inc. (b) (L)                                115,778
                      16,300   Landry's Seafood Restaurants, Inc. (L)                       444,827
                     253,500   McDonald's Corp.                                           7,105,605
                                                                                     --------------
                                                                                          8,601,813
                                                                                     --------------
Retail (4.1%):
                      21,800   Abercrombie & Fitch Co., Class A                             686,700
                      19,000   AEON Co. Ltd. (b)                                            302,717
                      12,050   Bed Bath & Beyond, Inc. (b)                                  447,176
                      31,400   Best Buy Co.                                               1,703,136
                       5,150   Big 5 Sporting Goods Corp. (b) (L)                           117,420
                      48,700   BJ's Wholesale Club, Inc. (b)                              1,331,458
                      46,485   Cache, Inc. (b)                                              697,275
                      62,040   Caremark Rx, Inc. (b)                                      1,989,623
                      28,450   Charlotte Russe Holding, Inc. (b) (L)                        326,606
                      18,430   Chico's FAS, Inc. (b)                                        630,306
                      36,700   Claire's Stores, Inc.                                        918,968
                      17,100   Coach, Inc. (b)                                              725,382
                       3,900   CONN'S, Inc. (b) (L)                                          54,522
                      31,170   Costco Wholesale Corp.                                     1,295,425
                      30,200   Esprit Asia Holdings Ltd. (b)                                153,361
                      42,800   Foot Locker, Inc.                                          1,014,360
                     113,700   Gap, Inc.                                                  2,126,190
                       4,900   Genesco, Inc. (b) (L)                                        115,395
                      25,200   Hollywood Entertainment Corp. (b) (L)                        248,724
                      76,340   J.C. Penney Co.                                            2,693,275
                      35,400   Jos. A. Bank Clothiers, Inc. (b) (L)                         979,872
                      19,000   Jusco Ltd. (L)                                               305,820
                      94,000   Limited Brands                                             2,095,260
                       3,800   Metro AG (L)                                                 168,962
                      14,200   Michaels Stores, Inc.                                        840,782
                      12,050   Party City Corp. (b) (L)                                     177,979

                      22,800   Petsmart, Inc.                                               647,292
                       2,000   Shimamura Co. Ltd.                                           133,194
                       7,500   Stage Stores, Inc. (b) (L)                                   256,650
                      85,310   Staples, Inc.                                              2,543,944
                      21,250   Target Corp.                                                 961,563
                      27,150   Tractor Supply Co. (b)                                       853,596
                       7,800   Trans World Entertainment (b) (L)                             76,206
                      22,410   Tuesday Morning Corp. (b) (L)                                692,917
                      76,900   Wal-Mart Stores, Inc.                                      4,091,080
                      23,280   Williams-Sonoma, Inc. (b)                                    874,164
                                                                                     --------------
                                                                                         33,277,300
                                                                                     --------------
Technology (2.0%):
                       4,900   Black Box Corp. (L)                                          181,055
                       4,400   Canon, Inc.                                                  206,796
                      35,200   Citrix Systems, Inc. (b)                                     616,704
                      38,860   Commscope, Inc. (b)                                          839,376
                     381,400   Intel Corp.                                                7,650,884
                      12,700   Linear Technology Corp.                                      460,248
                      12,800   Plantronics, Inc.                                            553,472
                       8,000   RICOH Co. Ltd. (L)                                           150,615
                      26,600   Storage Technology Corp. (b)                                 671,916
                     180,100   Texas Instruments, Inc.                                    3,832,528
                      28,200   United Defense Inds, Inc. (b)                              1,127,718
                                                                                     --------------
                                                                                         16,291,312
                                                                                     --------------
Telecommunications (4.9%):
                      23,700   Adtran, Inc.                                                 537,516
                       9,300   America Movil (b)                                            362,979
                      15,550   Aspect Communications Corp. (b)                              154,412
                      11,400   C-COR Electronics, Inc. (b) (L)                               96,330
                     137,700   CenturyTel, Inc.                                           4,714,847
                      50,000   China Telecom                                                151,961
                     111,300   Citizens Communications Co.                                1,490,307
                       3,300   Commonwealth Telephone Enterprise, Inc. (b) (L)              143,715
                       4,400   Comtech Telecommunications Corp. (b) (L)                     119,240
                      21,350   Digi International, Inc. (b) (L)                             244,031
                      44,800   EchoStar Communications Corp., Class A (b)                 1,394,176
                      44,690   Ericsson ADR (b)                                           1,396,116
                       1,600   France Telecom (L)                                            39,863
                      16,740   Jamdat Mobile, Inc. (b)                                      386,192
                      35,350   Juniper Networks, Inc. (b) (L)                               834,260
                     130,300   Koninklijke (Royal) KPN NV                                   975,851
                     272,500   Motorola, Inc.                                             4,915,899
                      48,600   National Grid Group                                          410,039
                     162,200   Nextel Communications, Inc, Class A (b)                    3,866,848
                      39,600   Nextel Partners, Inc., Class A (b) (L)                       656,568
                      28,500   Nokia Oyj - Class A                                          392,199
                     129,420   PTEK Holdings, Inc. (b)                                    1,109,129
                      27,650   Rural Cellular Corp. (b) (L)                                 190,509
                      67,200   SBC Communications, Inc.                                   1,743,840
                      35,600   Scientific-Atlanta, Inc.                                     922,752
                     630,500   Singapore Telecommunications Ltd (L)                         876,319


                      17,700   Societe Europeenne Satellite                                 172,570
                     172,000   Sprint Corp.                                               3,462,360
                       2,506   Swisscom AG                                                  868,982
                      67,520   Symmetricom, Inc. (b) (L)                                    638,739
                       3,400   Tele Danmark AS Class B (L)                                  120,302
                      40,000   Telefonaktiebolaget LM Ericsson (b)                          124,172
                      42,130   Telefonica De Espana                                         630,522
                       5,400   Telefonos de Mexico ADR                                      174,258
                       9,300   Telus Corp. (L)                                              180,040
                     133,320   UnitedGlobalCom (b)                                          995,900
                      24,552   Verizon Communications, Inc.                                 966,858
                      12,700   Vivendi Universal (b) (L)                                    325,405
                   1,198,268   Vodafone Group Plc                                         2,867,609
                                                                                     --------------
                                                                                         39,653,615
                                                                                     --------------
Transportation (1.8%):
                       7,000   Alexander & Baldwin                                          237,580
                      13,050   Arkansas Best Corp. (L)                                      477,891
                      59,400   Burlington Northern Santa Fe Corp.                         2,275,614
                      22,800   CNF, Inc.                                                    934,572
                      60,790   Fedex Corp.                                                5,209,095
                      93,500   Norfolk Southern Corp.                                     2,780,690
                       3,500   Overnite Corporation                                         110,005
                       8,000   Rent-A-Center, Inc. (b)                                      206,880
                      18,000   Ryder System, Inc.                                           846,720
                      20,000   Singapore Airlines Ltd                                       129,484
                       8,500   TNT Post Group NV                                            207,656
                      15,160   UTI Worldwide, Inc.                                          891,560
                      19,000   Yamato Transport (L)                                         261,516
                                                                                     --------------
                                                                                         14,569,263
                                                                                     --------------
Waste Management (0.8%):
                       7,300   Duratek, Inc. (b) (L)                                        129,867
                      36,500   Republic Services, Inc.                                    1,086,241
                     198,900   Waste Management, Inc.                                     5,437,926
                                                                                     --------------
                                                                                          6,654,034
                                                                                     --------------
TOTAL COMMON STOCKS                                                                     789,331,518
                                                                                     --------------

CONVERTIBLE BONDS (0.1%):
Financial Services (0.1%):
                 $33,000,000   SMFG Finance (Cayman) LTD.,                                  584,607
                               2.25%, 7/11/05 (R)                                    --------------

TOTAL CONVERTIBLE BONDS                                                                     584,607
                                                                                     --------------
EXCHANGE TRADED FUNDS (0.1%):
                       7,800   S&P Depositary Receipt (b)                                   871,884
                                                                                     --------------
TOTAL EXCHANGE TRADED FUNDS                                                                 871,884
                                                                                     --------------
REPURCHASE AGREEMENTS (2.0%):
Repurchase Agreements (2.0%):
                 $16,391,000   Repurchase Agreement with State                           16,391,000
                               Street Bank, 1.54%, 10/1/04                           --------------
                               (Proceeds at Maturity of $16,391,701,
                               collateralized by $1,930,413 Federal
                               Home Loan Bank, 3.43%, 2/27/09;
                               $970,596 Freddie Mac, 2.04%,
                               2/17/06; $6,425,039 Federal Home
                               Loan Bank, 1.40%, 6/17/05; $660,543
                               Federal Home Loan Bank, 1.64%,

                               6/17/05; $4,949,219 Fannie Mae,
                               6.625%, 9/15/09; $1,796,953 Fannie
                               Mae, 5.25%, 6/15/06)

TOTAL REPURCHASE AGREEMENTS                                                              16,391,000
                                                                                     --------------
INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (9.7%):
                 $77,970,932   State Street Navigator Securities                         77,970,932
                               Lending Prime Portfolio, 1.64%,                       --------------
                               10/1/04 *

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES                               77,970,932
                                                                                     --------------

TOTAL INVESTMENTS (COST $824,480,098) (109.8%)(a)                                    $  885,149,941
                                                                                     ==============

------------------------

Percentages indicated are based on net assets of $806,325,008.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $10,526,516 and by PFIC mark to market of $298,503. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation...........................................................   $  88,536,915
Unrealized depreciation...........................................................     (38,692,091)
                                                                                     -------------
Net unrealized appreciation (depreciation)........................................   $  49,844,824
                                                                                     =============

* Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2004.

(b) Non-income producing securities.

(c) Investment in affiliate.

(L) A portion or all of the Security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor using procedures approved by the Board of Trustees has deemed these securities liquid.

ADR        American Depository Receipt

GDR        Global Depository Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

NEW COVENANT FUNDS
INCOME FUND
Schedule of Portfolio Investments                            September 30, 2004
(Unaudited)

         SHARES
           OR
        PRINCIPAL                          SECURITY
         AMOUNT                           DESCRIPTION                                  VALUE
         ------                           -----------                                  -----
ASSET BACKED SECURITIES (18.3%):
                  $5,000,000   Chase Credit Card Master Trust,                     $   5,013,648
                               1.70%, 10/15/09, Series 2002-5 *
                   1,000,000   Fleet Credit Card Master Trust II,                      1,002,172
                               1.74%, 5/15/08 *
                   3,510,000   General Electric Capital Corp.,                         3,875,584
                               6.125%, 2/22/11
                   4,190,000   General Electric Capital Corp.,                         4,696,255
                               6.53%, 5/15/33
                   1,105,073   GMAC Commercial Mortgage Corp.,                         1,090,723
                               2.96%, 3/10/39
                   3,790,000   GMAC Commercial Mortgage                                3,939,817
                               Securities, Inc., 5.30%, 8/10/38
                   3,765,000   Indymac Index Mortgage Loan Trust,                      3,765,000
                                2.23%, 8/25/34 *
                   3,602,260   Indymac Index Mortgage Loan Trust,                      3,618,743
                                2.07%, 8/30/34 *
                   5,381,548   JP Morgan Chase Commercial                              5,474,859
                               Mortgage Securities Co., 4.28%,
                               5/15/41
                   5,640,001   LB Commercial Conduit Mortgage                          5,902,275
                               Trust, 6.41%, 6/15/31
                   3,819,177   Lehman Brothers, 7.18%, 9/15/19,                        4,169,399
                               Series 2000-C4
                   4,625,000   Lehman Brothers, 6.65%, 11/15/27,                       5,221,385
                               Series 2001-C2
                     832,260   Master Alternative Loans Trust,                           849,662
                               4.75%, 5/1/19
                   4,171,467   Master Alternative Loans Trust,                         4,224,995
                               4.50%, 7/25/19
                   5,560,000   MBNA Credit Card Master Note                            5,567,328
                               Trust, 1.65%, 8/15/08 *
                   1,250,000   Morgan Stanley Capital I, 4.66%,                        1,247,554
                               9/13/45
                   4,860,000   Morgan Stanley Mortgage Loan                            4,970,808
                               Trust, 5.47%, 10/25/34
                   3,482,896   Residential Asset Mortgage Product,                     3,605,274
                               6.50%, 10/25/16
                   5,865,000   Residential Asset Mortgage                              6,009,058
                               Products, Inc., 5.57%, 6/25/32, Series
                                2002-RS3, Class A15
                   6,155,000   Structured Adjustable Rate Mortgage                     6,198,734
                                Loan Trust, 4.74%, 7/25/34 *
                   5,220,000   UBS Commercial Mortgage Trust,                          5,601,290
                               5.59%, 6/15/31
                     815,000   Washington Mutual, 3.81%, 6/25/34                         804,112
                   4,260,813   Washington Mutual, 2.035%, 7/25/44 *                    4,274,191

                   1,825,000   Washington Mutual, Inc., 7.50%,                         1,970,688
                               8/15/06
                   4,605,000   Wells Fargo Mortgage Backed                             4,472,329
                               Securities Trust, 3.54%, 9/25/34
                                                                                   -------------

TOTAL ASSET BACKED SECURITIES                                                         97,565,883
                                                                                   -------------
CORPORATE BONDS (20.0%):
                   2,750,000   Alcan, Inc., 6.125%, 12/15/33                           2,864,848
                   1,520,000   Alco Capital, 6.50%, 6/15/18                            1,752,993
                   1,900,000   Alliance Capital Management,                            1,988,694
                               5.625%, 8/15/06
                   3,900,000   American General Finance, 6.10%,                        4,103,587
                               5/22/06
                   1,000,000   American General Finance, 5.875%,                       1,050,665
                               7/14/06
                   2,400,000   AOL Time Warner, Inc., 7.625%,                          2,770,882
                               4/15/31
                   1,000,000   Bank of America Corp., 4.375%,                          1,009,059
                               12/1/10
                   5,000,000   Bank of New York, 4.14%, 8/2/07                         5,081,659
                   2,000,000   BellSouth Telecommunications, Inc.,                     2,051,466
                               6.375%, 6/1/28
                   1,500,000   Berkshire Hathaway, Inc., 3.375%,                       1,489,596
                               10/15/08, (R)
                   3,780,000   Bottling Group Llc, 5.00%, 11/15/13 (L)                 3,892,739
                   1,125,000   BRE Properties, Inc., 7.125%,                           1,281,958
                               2/15/13
                   3,800,000   Burlington North Santa Fe, 6.75%,                       4,273,909
                               7/15/11
                   2,500,000   Carolina Power & Light, 6.50%,                          2,787,698
                               7/15/12
                     750,000   Carramerica Realty Corp., 5.125%,                         759,602
                               9/1/11
                   1,500,000   Caterpillar Financial Services Corp.,                   1,505,220
                               3.70%, 8/15/08
                  10,000,000   Coca-Cola Enterprises, 7.01%,                           4,244,870
                               6/20/20 (b)
                   1,150,000   Devon Energy Corp., 7.95%,                              1,431,123
                               4/15/32
                   1,265,000   Duke Realty Corp., 7.05%, 3/1/06 *                      1,320,709
                   1,600,000   EOP Operating LP, 6.80%, 1/15/09                        1,761,978
                   3,975,000   Equity Residential Properties,                          3,988,543
                               6.875%, 11/1/04
                   2,037,874   FedEx Corp., 6.72%, 1/15/22, Series                     2,288,400
                               98-1A
                   1,950,000   Firstar Bank, 7.125%, 12/1/09                           2,243,015
                   3,725,000   Ford Motor Credit Co., 7.00%,                           3,944,983
                               10/1/13 (L)
                   3,350,000   General Mills, Inc., 6.00%, 2/15/12                     3,613,756
                   2,970,000   General Motors Acceptance Corp.,                        3,119,893
                               6.875%, 9/15/11
                     975,000   General Motors Corp., 7.20%,                            1,033,895
                               1/15/11 (L)

                     615,000   General Motors Corp., 8.80%,                              675,217
                               3/1/21
                   1,400,000   Georgia Power Co., 6.20%, 2/1/06 (L)                    1,464,001
                   1,750,000   Household Finance Corp., 6.40%,                         1,911,046
                               6/17/08
                     600,000   Household Finance Corp., 4.75%,                           619,908
                               5/15/09
                   1,070,000   International Paper Co., 6.50%,                         1,163,318
                               11/15/07
                     475,000   International Paper Co., 5.85%,                           502,651
                               10/30/12
                     675,000   May Department Stores Co., 7.45%,                         767,885
                               9/15/11
                   4,000,000   Merrill Lynch & Co., 4.125%,                            4,015,356
                               9/10/09
                   3,525,000   Morgan Stanley, 3.625%, 4/1/08                          3,535,297
                   3,250,000   National City Corp., 6.875%,                            3,756,944
                               5/15/19
                   2,500,000   Nationwide Life, 5.35%, 2/15/07, (R)                    2,614,023
                   1,120,000   Pacific Bell, 6.625%, 11/1/09                           1,243,144
                   1,445,000   Pacific Gas & Electric, 6.05%,                          1,475,810
                               3/1/34
                   3,785,000   PNC Funding Corp., 6.125%,                              4,102,951
                               2/15/09
                     500,000   Progress Energy, Inc., 6.85%,                             559,289
                               4/15/12
                     850,000   Sprint Capital Corp., 7.625%,                             983,286
                               1/30/11
                   2,570,000   Sprint Capital Corp., 6.875%,                           2,703,750
                               11/15/28
                   2,800,000   SunTrust Banks, Inc., 4.25%,                            2,840,858
                               10/15/09 (L)
                   2,500,000   USAA Capital Corp., 5.59%,                              2,639,783
                               12/20/06, (R)
                   1,085,000   Washington Mutual, 3.96%, 7/25/34                       1,084,733
                                                                                   -------------
TOTAL CORPORATE BONDS                                                                106,314,990
                                                                                   -------------
MORTGAGE-BACKED SECURITIES (40.6%):
                         173   Federal Home Loan Mortgage Corp.,                             180
                               8.00%, 5/1/06, Pool #E30879
                   5,629,525   Federal Home Loan Mortgage Corp.,                       6,375,436
                               6.98%, 10/1/10, Pool #W20024
                   1,285,000   Federal Home Loan Mortgage Corp.,                       1,463,230
                               6.90%, 12/1/10
                   1,490,000   Federal Home Loan Mortgage Corp.,                       1,510,855
                               4.50%, 8/15/13
                   2,134,017   Federal Home Loan Mortgage Corp.,                       2,242,862
                               6.00%, 4/1/14, Pool #G11320
                   4,000,000   Federal Home Loan Mortgage Corp.,                       4,053,570
                               4.50%, 5/15/15
                   4,775,000   Federal Home Loan Mortgage Corp.,                       5,007,589
                               6.00%, 5/15/17
                   5,168,000   Federal Home Loan Mortgage Corp.,                       5,279,237
                               5.00%, 10/15/17

                   4,485,000   Federal Home Loan Mortgage Corp.,                       4,469,581
                               4.50%, 10/1/19
                   2,615,000   Federal Home Loan Mortgage Corp.,                       2,606,010
                               4.50%, 10/1/19
                     865,000   Federal Home Loan Mortgage Corp.,                         862,026
                               4.50%, 10/1/19
                   5,240,000   Federal Home Loan Mortgage Corp.,                       5,313,068
                               5.00%, 2/15/28
                   5,095,000   Federal Home Loan Mortgage Corp.,                       5,092,863
                               4.50%, 10/15/28, Series 2691
                     820,000   Federal Home Loan Mortgage Corp.,                         826,718
                               5.00%, 6/15/29
                   4,225,000   Federal Home Loan Mortgage Corp.,                       4,070,526
                               4.50%, 10/1/34
                   2,305,000   Federal Home Loan Mortgage Corp.,                       2,282,669
                               5.00%, 10/1/34
                   1,035,000   Federal Home Loan Mortgage Corp.,                       1,048,908
                               5.50%, 10/1/34
                   3,117,488   Federal Home Loan Mortgage Corp.,                       3,348,376
                               7.00%, 2/25/43, Series T-54 Class 3A
                   5,033,949   Federal National Mortgage                               5,312,288
                               Association, 7.07%, 11/1/06
                   4,614,506   Federal National Mortgage                               4,938,879
                               Association, 7.185%, 5/1/07
                   2,266,218   Federal National Mortgage                               2,457,750
                               Association, 7.74%, 6/1/07
                     477,606   Federal National Mortgage                                 511,451
                               Association, 6.61%, 9/1/07
                   2,161,431   Federal National Mortgage                               2,299,987
                               Association, 6.23%, 1/1/08
                     683,760   Federal National Mortgage                                 735,329
                               Association, 6.13%, 10/1/08
                   1,435,777   Federal National Mortgage                               1,590,381
                               Association, 7.01%, 11/1/08
                   3,786,717   Federal National Mortgage                               4,089,242
                               Association, 6.09%, 4/1/09
                   4,138,998   Federal National Mortgage                               4,474,068
                               Association, 6.14%, 4/1/09
                   5,364,911   Federal National Mortgage                               6,160,848
                               Association, 7.32%, 12/1/10
                     961,911   Federal National Mortgage                               1,052,009
                               Association, 6.09%, 5/1/11
                   1,339,416   Federal National Mortgage                               1,482,693
                               Association, 6.305%, 5/1/11
                   6,070,032   Federal National Mortgage                               5,862,611
                               Association, 3.95%, 7/1/13
                   1,908,666   Federal National Mortgage                               2,006,995
                               Association, 6.00%, 12/1/13
                   2,298,650   Federal National Mortgage                               2,414,830
                               Association, 6.00%, 6/1/14
                   5,070,000   Federal National Mortgage                               5,326,038
                               Association, 6.00%, 12/25/16, Series
                               01-71, Class QE
                   5,305,000   Federal National Mortgage                               5,296,917
                               Association, 4.50%, 3/25/17
                   6,290,000   Federal National Mortgage                               6,600,776
                               Association, 6.00%, 3/25/17

                   1,852,049   Federal National Mortgage                               1,947,461
                               Association, 6.00%, 6/1/17
                     545,488   Federal National Mortgage                                 578,039
                               Association, 6.50%, 6/1/17, FN
                               254343
                   2,362,331   Federal National Mortgage                               2,479,405
                               Association, 6.00%, 7/1/17
                   4,091,143   Federal National Mortgage                               4,293,894
                               Association, 6.00%, 8/1/17
                   2,609,462   Federal National Mortgage                               2,765,083
                               Association, 6.50%, 8/1/17
                   2,960,000   Federal National Mortgage                               2,949,824
                               Association, 4.50%, 10/1/19
                   4,053,165   Federal National Mortgage                               4,308,121
                               Association, 6.50%, 12/25/23
                   1,590,000   Federal National Mortgage                               1,629,888
                               Association, 4.50%, 9/25/25
                     270,362   Federal National Mortgage                                 290,301
                               Association, 7.50%, 5/1/27
                      94,670   Federal National Mortgage                                  95,282
                               Association, 6.50%, 6/25/27
                     278,338   Federal National Mortgage                                 299,222
                               Association, 7.50%, 4/1/29, Pool #
                               323645
                     330,119   Federal National Mortgage                                 354,889
                               Association, 7.50%, 4/1/29
                      21,448   Federal National Mortgage                                  23,008
                               Association, 7.50%, 8/1/29, Pool #
                               252712
                   4,180,000   Federal National Mortgage                               4,076,749
                               Association, 4.50%, 1/25/30
                     290,555   Federal National Mortgage                                 312,355
                               Association, 7.50%, 7/1/30
                   1,035,822   Federal National Mortgage                               1,110,841
                               Association, 7.50%, 12/1/30
                   2,626,329   Federal National Mortgage                               2,706,381
                               Association, 6.09%, 10/25/31
                   1,595,195   Federal National Mortgage                               1,692,714
                               Association, 7.00%, 6/1/32
                   4,624,343   Federal National Mortgage                               4,855,466
                               Association, 6.50%, 7/1/32
                     900,000   Federal National Mortgage                                 909,374
                               Association, 4.24%, 2/25/33
                     960,000   Federal National Mortgage                                 958,872
                               Association, 4.50%, 7/25/33
                   4,368,147   Federal National Mortgage                               4,622,846
                               Association, 7.00%, 12/25/33
                   5,335,000   Federal National Mortgage                               5,406,692
                               Association, 5.50%, 10/1/34
                   4,567,969   Federal National Mortgage                               4,896,292
                               Association, 7.00%, 10/25/41
                   5,230,000   Federal National Mortgage                               5,351,901
                               Association, 5.50%, 7/25/42
                  10,742,968   Federal National Mortgage                              11,360,688
                               Association, 6.50%, 7/25/42
                   3,270,889   Federal National Mortgage                               3,505,985
                               Association, 7.00%, 7/25/42

                     970,233   Federal National Mortgage                               1,026,022
                               Association, 6.50%, 9/25/42
                   6,272,968   Federal National Mortgage                               6,540,808
                               Association, 5.95%, 9/25/43
                   7,645,000   Federal National Mortgage                               7,973,590
                               Association, 5.50%, 11/25/43
                     700,116   Federal National Mortgage                                 749,034
                               Association, 7.00%, 2/25/44, Series
                               04-W2, Class 2A2
                   2,066,116   Federal National Mortgage                               2,214,618
                               Association, 7.00%, 1/25/48
                   4,991,095   Government National Mortgage                            5,087,044
                               Association., 5.50%, 11/15/33, Pool #               -------------
                               425012

TOTAL MORTGAGE-BACKED SECURITIES                                                     215,839,485
                                                                                   -------------
U.S. TREASURY OBLIGATIONS (13.9%):
                   1,865,000   U.S. Treasury Bonds, 7.50%,                             2,397,327
                               11/15/16 (L)
                  31,765,000   U.S. Treasury Bonds, 6.00%,                            36,225,759
                               2/15/26 (L)
                   2,940,000   U.S. Treasury Inflation Protection                      3,756,085
                               Bond, 3.375%, 1/15/07 (L)
                  25,785,000   U.S. Treasury Notes, 2.75%,                            25,889,764
                               7/31/06 (L)
                   5,205,000   U.S. Treasury Notes, 5.00%,                             5,595,583
                               8/15/11 (L)                                         -------------

TOTAL U.S. TREASURY OBLIGATIONS                                                       73,864,518
                                                                                   -------------
CLOSED END INVESTMENT COMPANIES (1.2%):
                     372,400   Blackrock Income Opportunity                            4,196,948
                               Trust
                     358,900   MFS Government Markets Income                           2,390,274
                               Trust (L)
                                                                                   -------------

TOTAL CLOSED END INVESTMENT COMPANIES                                                  6,587,222
                                                                                   -------------
REPURCHASE AGREEMENTS (9.9%):
                 $52,778,000   Repurchase Agreement with State                        52,778,000
                               Street Bank, 1.54%, 10/1/04                         -------------
                               (Proceeds at Maturity $52,780,258,
                               collateralized by $53,835,338 Fannie
                               Mae, 7.25%, 1/15/10)

TOTAL REPURCHASE AGREEMENTS                                                           52,778,000
                                                                                   -------------
INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (12.6%):
                 $67,017,520   State Street Navigator Securities                      67,017,520
                               Lending Prime Portfolio, 1.64%,                     -------------
                               10/1/04 *

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES                            67,017,520
                                                                                   -------------

TOTAL INVESTMENTS (COST $607,938,107) (116.5%) (a)                                 $ 619,967,618
                                                                                   =============

----------------------------

Percentages indicated are based on net assets of $532,193,249.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $1,198,708. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.................................................      $11,808,587
Unrealized depreciation.................................................         (977,784)
                                                                              -----------
Net unrealized appreciation (depreciation)..............................      $10,830,803
                                                                              ===========

* Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2004.

(b) Zero Coupon Bond. The interest rate shown reflects the effective yield at purchase price.

(L) A portion or all of the Security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

NEW COVENANT FUNDS
BALANCED GROWTH FUND
Schedule of Portfolio Investments                            September 30, 2004
(Unaudited)

             SHARES
               OR
            PRINCIPAL                     SECURITY
             AMOUNT                      DESCRIPTION                                 VALUE
             ------                      -----------                                 -----
INVESTMENT COMPANIES (98.6%):
                   6,632,753   New Covenant Growth Fund (b)                      $ 180,543,548
                   4,387,784   New Covenant Income Fund (b)                        112,678,281
                                                                                 -------------
TOTAL INVESTMENT COMPANIES                                                         293,221,829
                                                                                 -------------
REPURCHASE AGREEMENTS (1.4%):
                  $4,096,000   Repurchase Agreement with State                       4,096,000
                               Street Bank, 1.54%, 10/1/04                       -------------
                               (Proceeds at Maturity of $4,096,175,
                               collateralized by $4,180,533 Freddie
                               Mac, 2.375%, 1/23/06)

TOTAL REPURCHASE AGREEMENTS                                                          4,096,000
                                                                                 -------------
TOTAL INVESTMENTS (COST $302,401,069) (100.0%) (A)                               $ 297,317,829
                                                                                 =============

------------------------

Percentages indicated are based on net assets of $297,228,777.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $11,656,682 and by REIT cost adjustment of ($937,717). Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.................................................        $  1,400,723
Unrealized depreciation.................................................         (17,202,928)
                                                                                ------------
Net unrealized appreciation (depreciation)..............................        $(15,802,205)
                                                                                ============

(b) Investment in affiliate.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

NEW COVENANT FUNDS
BALANCED INCOME FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

           SHARES
             OR
          PRINCIPAL                        SECURITY
           AMOUNT                         DESCRIPTION                                VALUE
           ------                         -----------                                -----
INVESTMENT COMPANIES (98.5%):
                   1,657,780   New Covenant Growth Fund (b)                     $  45,124,783
                   2,938,205   New Covenant Income Fund (b)                        75,453,096
                                                                                -------------
TOTAL INVESTMENT COMPANIES                                                        120,577,879
                                                                                -------------
REPURCHASE AGREEMENTS (1.5%):
                  $1,818,000   Repurchase Agreement with State                      1,818,000
                               Street Bank, 1.54%, 10/1/04                      -------------
                               (Proceeds at Maturity of $1,818,078,
                               collateralized by $1,855,675 Federal
                               Home Loan Bank, 2.06%, 6/16/06)

TOTAL REPURCHASE AGREEMENTS                                                         1,818,000
                                                                                -------------
TOTAL INVESTMENTS (COST $119,779,957) (100.0%) (A)                              $ 122,395,879
                                                                                =============

------------------------

Percentages indicated are based on net assets of $122,360,623.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $1,660,797 and by REIT cost adjustment of ($224,079). Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.................................................        $ 4,226,944
Unrealized depreciation.................................................         (3,047,740)
                                                                                -----------
Net unrealized appreciation (depreciation)..............................        $ 1,179,204
                                                                                ===========

(b) Investment in affiliate.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

Notes to Schedules of Investments,
New Covenant Funds
September 30, 2004
(Unaudited)

The following is a summary of the significant accounting policies consistently followed by the New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund"), and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund" collectively, the "Funds"), in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the Unite States.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and asked price. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) market value of investment securities, other assets and liabilities at the current rate of exchange

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds enter into forward currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. There were no contracts outstanding at September 30, 2004.

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

New Covenant Funds
September 30, 2004
(Unaudited)

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at September 30, 2004 was as follows:



                          VALUE OF               VALUE OF                VALUE OF
FUND                  SECURITIES LOANED       CASH COLLATERAL      NON-CASH COLLATERAL
----                  -----------------       ---------------      -------------------
Growth Fund             $ 75,540,993            $ 77,970,932          $    196,300
Income Fund               85,205,530              67,017,520            19,939,790


Cash collateral received for securities on loan was invested in the following:

                                                                     GROWTH FUND      INCOME FUND
                                                                     -----------      -----------
State Street Navigator Securities Lending Prime Portfolio,
   1.64% due 10/1/04                                                 $ 77,970,932     $ 67,017,520



REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with any member of the Federal Reserve System and any broker-dealer which is recognized as a reporting government securities dealer ,whose creditworthiness has been determined by the Advisor. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

As of September 30, 2004, country diversification for the Growth Fund was as follows:

(Unaudited)

COUNTRY DIVERSIFICATION        % OF NET ASSETS                     VALUE
-----------------------        ---------------                     -----
United States                        99.79                      804,641,323
Japan                                 2.35                       18,933,757
United Kingdom                        1.70                       13,669,418
France                                1.01                        8,157,162
Switzerland                           0.98                        7,935,340
Netherlands                           0.90                        7,222,309
Germany                               0.50                        3,996,913
Spain                                 0.30                        2,404,118
Sweden                                0.28                        2,224,917
Australia                             0.27                        2,128,901
Canada                                0.25                        1,996,725
Hong Kong                             0.18                        1,452,010
Singapore                             0.15                        1,162,610
Bermuda                               0.14                        1,092,444
Republic of Korea                     0.12                        1,004,652
Norway                                0.12                          927,698
U.S. Virgin Islands                   0.11                          891,560
Italy                                 0.10                          789,979
Puerto Rico                           0.09                          703,480
Cayman Islands                        0.07                          584,607
Taiwan                                0.07                          583,703
Mexico                                0.07                          537,237
Finland                               0.06                          508,342
Brazil                                0.05                          375,480
Ireland                               0.04                          359,805
Denmark                               0.04                          344,749
Belgium                               0.02                          181,031
Luxembourg                            0.02                          172,570
Russia                                0.01                           86,616
South Africa                          0.01                           46,525
India                                 0.00                           33,960
                                    ------                      -----------
TOTAL INVESTMENTS                   109.80                      885,149,941
                                    ======                      ===========

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities," however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are rated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly

New Covenant Funds
September 30, 2004
(Unaudited)

owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne to investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Covenant Funds

By (Signature and Title)* /s/ Bryan Haft, Treasurer
                         --------------------------------------


Date         November 23, 2004
    -----------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan Haft, Treasurer
                         --------------------------------------


Date        November 23, 2004
    -----------------------------------------------------------

By (Signature and Title)* /s/ F. Kenneth Bateman, President
                         --------------------------------------


Date        November 23, 2004
    -----------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.